Note 6 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2017 USD ($)
2018	$ 11,432,972
2019	27,112,972
2020	10,758,813
2021	4,484,000
2022	934,000
Thereafter	8,196,000
Total	$ 62,918,757